Share-based payments - Management board and employees Options and RSUs grants awarded and exercises (Details) - 2019 Plan	3 Months Ended
Mar. 31, 2022 EquityInstruments tranche
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	647,056
RSU Granted One
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	166,667
Number of tranches | tranche	4
Vesting period	4 years
Expiration Date	10 years
RSU Granted Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	174,394
Number of tranches | tranche	4
Vesting period	4 years
Expiration Date	10 years
RSU Granted Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration Date	10 years
RSU Granted Four | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	275,000
RSU Granted Five
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	30,995
Number of tranches | tranche	4
Vesting period	4 years
Expiration Date	10 years